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F/m Investments Large Cap Focused Fund
RISK/RETURN SUMMARY F/m INVESTMENTS LARGE CAP FOCUSED FUND (the “Fund”)
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.
FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you will pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - F/m Investments Large Cap Focused Fund - USD ($)	F/m Investments Large Cap Focused Fund Investor Class Shares	F/m Investments Large Cap Focused Fund Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Contingent Deferred Sales Charge (Load)	none	none
Redemption Fee	none	none
Wire Redemption Fee	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - F/m Investments Large Cap Focused Fund		F/m Investments Large Cap Focused Fund Investor Class Shares	F/m Investments Large Cap Focused Fund Institutional Class Shares
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.44%	0.44%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.40%	1.15%
Less: Management Fee Reductions	[2]	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Management Fee Reductions	[1]	1.16%	0.91%
[1]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Management Fee Reductions will differ from the Fund’s ratio of total expenses to average net assets or the Fund’s ratio of net expenses to average net assets in the Fund’s Financial Highlights, which do not reflect “Acquired Fund Fees and Expenses.”
[2]	F/m Investments, LLC (the “Adviser”) has contractually agreed, until January 18, 2024, to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles, distribution and/or service fees, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.15% and 0.90% of the Fund’s average daily net assets attributable to the Investor Class shares and Institutional Class shares, respectively. Management fee reductions and Other Expenses absorbed by the Adviser are subject to repayment by the Fund for a period of 3 years following the date such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles, distribution and/or service fees, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to exceed either: (i) the expense limitation in effect at the time such fees and expenses were waived or absorbed; or (ii) any expense limitation in effect at the time the Adviser seeks reimbursement of such fees and expenses. This agreement may be terminated by either party upon 60 days’ prior written notice, provided, however, the Adviser may not terminate this agreement without the approval of the Board of Trustees and this agreement will terminate automatically if the Adviser ceases to serve as investment adviser to the Fund. The Adviser has the right to seek reimbursement from the Fund until January 2025 for amounts up to the aggregate amount that the Adviser had waived or reimbursed the F/m Investments Large Cap Focused Fund, a series of IDX Funds, the predecessor of the Fund (“Predecessor Fund”) under an expense limitation agreement with the Predecessor Fund for the three-year period ending after the specific fee waiver or reimbursement, but only if such reimbursement can be achieved without exceeding the expense limitation in place at the time of the waiver or reimbursement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until January 18, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - F/m Investments Large Cap Focused Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
F/m Investments Large Cap Focused Fund Investor Class Shares	118	420	743	1,659
F/m Investments Large Cap Focused Fund Institutional Class Shares	93	342	610	1,376

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 169% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s principal investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate. The Adviser will focus on companies that exhibit accelerating growth in earnings and revenue. The Adviser generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depository Receipts (“ADRs”) of international companies trading on U.S. exchanges. The Fund may invest across different industries and sectors. The Fund will invest at least 80% of its net assets in securities of large capitalization companies. The Fund considers large capitalization companies to include those that have a market capitalization, at the time of investment, comparable to the securities held in the S&P 500® Index. As of June 30, 2022, the S&P 500® Index included U.S. companies with a median market capitalization of $66.66 billion. The market capitalization of the companies in the S&P 500 Index ranged from $3 billion to $2.2 trillion as of June 30, 2022. At times, the Fund may emphasize investment in a particular industry or sector. As of June 30, 2022, the Fund had approximately 53.9% of its net assets invested in stocks within the technology sector.

The Adviser uses quantitative screens to evaluate liquidity, capitalization, domicile, and desired risk attributes to determine an initial universe of large capitalization companies from which the Fund may invest. The Adviser then uses a quantitative process to evaluate company fundamentals and stock price trends of the investment candidates. Macroeconomic influences on portfolio candidates are considered before selecting the final securities for purchase in the portfolio. The Adviser considers whether to sell a particular security when the security receives declining scores from the Adviser’s proprietary model or the security causes the Fund’s portfolio to be exposed to unintended risks.

The periodic reconstitution and rebalancing of the portfolio according to the Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders. With respect to any percentage restriction on investment or use of assets in the Fund’s investment strategies, if such a percentage restriction is adhered to at the time a transaction is affected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather the Adviser will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.

PRINCIPAL RISKS

As with any mutual fund investment, the Fund’s returns will vary and you could lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is subject to market risk, which is the risk that the Fund’s share price will fluctuate as market prices fluctuate. The value of an investment in the Fund may decline in tandem with a drop in the overall value in the markets in which the Fund invests and and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions or industry or economic trends and developments may from time to time cause volatility, illiquidity, or other potentially adverse effects on the financial markets. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program.

Market Risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions, and general equity market conditions.

Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial or political events in one sector or region could have potentially adverse effects on global economies or markets. For example, Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider military conflicts or war, could continue to have adverse effects on regional and global economies, and may further strain global supply chains, and negatively affect global growth and inflation. Natural or environmental disasters or climate related events, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Equity Securities Risk – The price of equity securities fluctuates based on changes in a company’s activities and financial condition and in overall market conditions. Economic, political, and financial conditions, or industry or economic trends or developments, may for varying periods of time cause volatility, illiquidity, or other potentially adverse effects in the markets. The Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Large Cap Security Risk – Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technological developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.

Foreign Securities Risk – Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Style Risk – The Fund intends to invest in growth-oriented stocks and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

Sector Risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may emphasize investments in one or more sectors, which may cause the Fund to have increased relative exposure to the price movements of those sectors. At times when the Fund emphasizes a particular sector, the value of its net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for mutual funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s share price. As of June 30, 2022, the Fund had approximately 53.9% of its net assets invested in stocks within the technology sector. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products.

Portfolio Turnover Risk – The periodic reconstitution and rebalancing of the portfolio according to the Fund’s quantitative investment strategy may result in significant portfolio turnover. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Fund’s portfolio) involves correspondingly greater expenses to the Fund and may adversely affect the Fund’s performance.

Depositary Receipts Risk – Depositary receipts are generally subject to the same risks as the foreign securities they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Risk of Non-Diversification – The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the Fund’s share price could decrease to a larger extent than a Fund that is diversified because of the poor performance of a single investment.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund. The Fund has adopted the past performance of the Predecessor Fund as its own and the bar chart and performance table include the performance of the Predecessor Fund prior to January 18, 2022. The bar chart shows the performance of the Institutional Class of shares for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance. On November 1, 2022, the Fund changed its primary benchmark index from the Standard & Poor’s 500 Index to the Russell 1000 Growth Index because the Russell 1000 Growth Index is more representative of the Fund’s portfolio characteristics. Effective on November 1, 2022, the Standard & Poor’s 500 Index is used as the Fund’s secondary benchmark index, replacing its previous secondary index, the Russell 1000 Index.

From the inception of the Predecessor Fund until April 2020, Cognios Capital, LLC was the investment adviser to the Predecessor Fund (the “Predecessor Adviser”) and the performance of the Predecessor Fund through April 2020 reflects its performance under the Predecessor Adviser. Performance of the Predecessor Fund from April 2020 through January 18, 2022 reflects the performance of the Adviser. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end is available by calling 1-(888) 553-4233.

Institutional Shares

The 2022 year-to-date return for Institutional Shares through September 30, 2022 is -34.16%.

During the periods shown in the bar chart, the highest return for a quarter was 30.29% during the quarter ended June 30, 2020 and the lowest return for a quarter was -16.92% during the quarter ended December 31, 2018.

Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown only for Institutional Class shares of the Fund and will vary from the performance of Investor Class shares to the extent that the classes do not have the same expenses.

Average Annual Total Returns - F/m Investments Large Cap Focused Fund	Label	1 Year	5 Years	Since Inception	Inception Date
F/m Investments Large Cap Focused Fund Institutional Class Shares	Return Before Taxes	26.28%	24.52%	23.73%	Oct. 03, 2016
F/m Investments Large Cap Focused Fund Institutional Class Shares | Return After Taxes on Distributions		18.68%	20.29%	19.71%
F/m Investments Large Cap Focused Fund Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares		17.89%	18.31%	17.79%
F/m Investments Large Cap Focused Fund Investor Class Shares	Return Before Taxes	25.91%	24.22%	23.43%	Oct. 03, 2016
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		28.71%	18.47%	18.46%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		27.60%	25.32%	24.31%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		26.46%	18.43%	18.41%